Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 21, 2019	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Sep. 24, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock exercise price						$ 0.1023
FDIC insured amount			$ 250,000		$ 250,000
Cash uninsured amount			0		0
Deferred revenue			30,164		33,510
Deferred revenue cost of goods sold			19,470		$ 22,132
Advertising and promotions expense			$ 137,915	$ 143,341
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Options to purchase common stock	825,000
Common stock exercise price	$ 0.50
Merger Agreement [Member] | OWP Ventures Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	39,475,398
Options to purchase common stock	825,000
Common stock exercise price	$ 0.50
Proceeds from issuance convertible note	$ 300,000
Conversion price	$ 0.424
Number of shares cancelled	875,000
Deposits		$ 1,155,000
Construction cost		$ 1,400,000